Summary of Significant Accounting Policies - Schedule of Group Companies of the Company (Details)	12 Months Ended
Dec. 31, 2025
Brera Holdings PLC d/b/a Solmate Infrastructure [Member]
Schedule of Group Companies of the Company [Line Items]
Jurisdiction	Ireland
Incorporation Date	Jun. 20, 2022
Ownership	Holding Company
Brera Milano Srl [Member]
Schedule of Group Companies of the Company [Line Items]
Jurisdiction	Italy
Incorporation Date	Dec. 20, 2016
Ownership	100% (via Brera Holdings PLC)
Brera FC [Member]
Schedule of Group Companies of the Company [Line Items]
Jurisdiction	Italy
Incorporation Date	Jul. 31, 2023
Ownership	100% (via Brera Milano Srl)
Fudbalski Klub Akademija Pandev (“FKAP”) [Member]
Schedule of Group Companies of the Company [Line Items]
Jurisdiction	Macedonia
Incorporation Date	Jun. 09, 2017
Ownership	90% (via Brera Holdings PLC)
UYBA Volley S.s.d.a.r.l. [Member]
Schedule of Group Companies of the Company [Line Items]
Jurisdiction	Italy
Incorporation Date	Jun. 07, 2002
Ownership	51% (via Brera Holdings PLC)
Tiverija Brera AD Strumica [Member]
Schedule of Group Companies of the Company [Line Items]
Jurisdiction	Macedonia
Incorporation Date	Jun. 13, 2024
Ownership	100% (via FKAP)
SS Juve Stabia SpA [Member]
Schedule of Group Companies of the Company [Line Items]
Jurisdiction	Italy
Incorporation Date	Jul. 25, 2003
Ownership	100% (via Brera Holdings PLC)
Solmate USA Inc. [Member]
Schedule of Group Companies of the Company [Line Items]
Jurisdiction	US
Incorporation Date	Nov. 07, 2025
Ownership	100% (via Brera Holdings PLC)